Note 4 - Commitments (Details Textual) - Office and Laboratory Lease Agreement [Member]	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024 USD ($) ft²	Jun. 30, 2023 USD ($)	Jun. 30, 2024 USD ($) ft²	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) ft²	Dec. 31, 2022 USD ($)
Area of Real Estate Property | ft²	8,400		8,400		8,400
Operating Lease, Expense	$ 46,764	$ 45,414	$ 93,528	$ 90,828	$ 182,106	$ 176,797
Lessee, Operating Lease, Liability, to be Paid, Year One	$ 192,708		$ 192,708		187,000
Lessee, Operating Lease, Liability, to be Paid, Year Two					$ 193,000